BORROWINGS (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Short-term borrowings:
Borrowings from banks		$ 402,744	$ 479,419
Borrowings from related parties		863,776	784,288
Total		1,266,520	1,263,707
Long-term borrowings:
Borrowings from bank		$ 204,644	$ 98,254
Loan term	5 years
Interest rate on short-term borrowings		3.92%	4.65%
Total line of credit		$ 387,614	$ 347,143
Unused portion		$ 91,031	82,091
Long-term borrowings
Long-term borrowings:
Loan term		2 years
Principal amount of debt		$ 101,839
Interest rate		2.40%
Long-term borrowings | Due In August 2027
Long-term borrowings:
Borrowings from bank		$ 105,419
Short term debt | Restricted cash
Long-term borrowings:
Collateral amount		475,922	387,185
Third parties
Short-term borrowings:
Total		$ 402,744	479,419
Third parties | Loans payable
Long-term borrowings:
Loan term		1 year
Principal amount of debt		$ 356,782
Third parties | Loans payable | Minimum
Long-term borrowings:
Interest rate		2.20%
Third parties | Loans payable | Maximum
Long-term borrowings:
Interest rate		3.75%
Related parties
Short-term borrowings:
Total		$ 863,776	$ 784,288
Related parties | Minimum
Long-term borrowings:
Interest rate				3.70%
Related parties | Maximum
Long-term borrowings:
Interest rate				6.00%
Related parties | Loans payable | Minimum
Long-term borrowings:
Interest rate		3.45%
Related parties | Loans payable | Maximum
Long-term borrowings:
Interest rate		7.91%